Federated Hermes MDT Balanced Fund
Portfolio of Investments
April 30, 2025 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—52.0%
		Communication Services—4.8%
20,313		Alphabet, Inc., Class A	$ 3,225,704
83,798	[1]	Altice USA, Inc.	207,819
19,336	[1]	CarGurus, Inc.	540,635
21,112	[1]	Cars.com, Inc.	245,744
826		Electronic Arts, Inc.	119,844
23,793		Fox Corp.	1,184,653
751	[1]	Live Nation Entertainment, Inc.	99,470
3,673		Meta Platforms, Inc.	2,016,477
251	[1]	Netflix, Inc.	284,062
7,901	[1]	ROBLOX Corp.	529,762
4,306	[1]	Spotify Technology SA	2,643,798
3,847		T-Mobile USA, Inc.	950,017
1,760		Verizon Communications, Inc.	77,546
12,922	[1]	ZoomInfo Technologies, Inc.	110,612
		TOTAL	12,236,143
		Consumer Discretionary—4.6%
43,147		Advance Auto Parts, Inc.	1,411,770
14,871	[1]	Amazon.com, Inc.	2,742,510
171	[1]	AutoZone, Inc.	643,405
6,656	[1]	Capri Holdings Ltd.	100,106
2,543	[1]	Deckers Outdoor Corp.	281,841
4,001	[1]	DoorDash, Inc.	771,753
3,646		eBay, Inc.	248,511
3,999	[1]	Expedia Group, Inc.	627,563
11,449	[1]	Five Below, Inc.	868,865
22,641		Ford Motor Co.	226,636
15,297	[1]	Goodyear Tire & Rubber Co.	166,431
1,209	[1]	Life Time Group Holdings, Inc.	37,068
1,762		McDonald’s Corp.	563,223
644		Murphy USA, Inc.	321,079
446	[1]	O’Reilly Automotive, Inc.	631,179
3,827		PVH Corp.	263,987
899		Royal Caribbean Cruises Ltd.	193,204
11,626	[1]	SharkNinja, Inc.	935,893
541	[1]	Tesla, Inc.	152,649
2,427		TJX Cos., Inc.	312,306
711	[1]	Ulta Beauty, Inc.	281,300
		TOTAL	11,781,279
		Consumer Staples—3.3%
11,638		Albertsons Cos., Inc.	255,803
7,686	[1]	Bellring Brands, Inc.	592,898
271		Coca-Cola Bottling Co.	367,425
7,638		Colgate-Palmolive Co.	704,147
1,455		Costco Wholesale Corp.	1,446,997
9,408	[1]	Dollar Tree, Inc.	769,292

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
14,322		Estee Lauder Cos., Inc., Class A	$ 858,747
20,502	[1]	Hain Celestial Group, Inc.	62,326
6,237		Kimberly-Clark Corp.	821,912
3,632		Kroger Co.	262,267
21,095	[1]	Maplebear, Inc.	841,480
5,562		Philip Morris International, Inc.	953,104
3,562	[1]	Sprouts Farmers Market, Inc.	609,102
		TOTAL	8,545,500
		Energy—1.1%
4,608		Cheniere Energy, Inc.	1,064,955
5,060		EOG Resources, Inc.	558,270
11,786		PBF Energy, Inc.	202,484
3,317		Targa Resources, Inc.	566,875
1,133	[1]	Tidewater, Inc.	41,003
10,462		Weatherford International PLC	433,127
		TOTAL	2,866,714
		Financials—7.3%
4,958		Ameriprise Financial, Inc.	2,335,317
1,671	[1]	Arch Capital Group Ltd.	151,526
18,978		Bank of New York Mellon Corp.	1,526,021
1,512		Cboe Global Markets, Inc.	335,362
352		CME Group, Inc.	97,532
7,457		Corebridge Financial, Inc.	220,951
1,950		Globe Life, Inc.	240,513
745		Goldman Sachs Group, Inc.	407,925
3,851		Interactive Brokers Group, Inc., Class A	661,794
5,283		Intercontinental Exchange, Inc.	887,386
24,198		Jackson Financial, Inc.	1,885,266
3,640		Morgan Stanley	420,129
289		MSCI, Inc., Class A	157,537
10,570		Northern Trust Corp.	993,369
5,160		Progressive Corp., OH	1,453,778
19,050		Prudential Financial, Inc.	1,956,625
23,277		State Street Corp.	2,050,704
6,068		Synchrony Financial	315,233
1,653		The Hartford Insurance Group, Inc.	202,774
5,773		The Travelers Cos., Inc.	1,524,822
10,476		Virtu Financial, Inc.	410,135
827		Visa, Inc., Class A	285,728
31,056		Western Union Co.	307,765
		TOTAL	18,828,192
		Health Care—5.9%
14,440		AbbVie, Inc.	2,817,244
1,711	[1]	Acadia Healthcare Co., Inc.	40,037
3,888	[1]	Align Technology, Inc.	673,790
549	[1]	Alnylam Pharmaceuticals, Inc.	144,519
6,664		Amgen, Inc.	1,938,691
7,913	[1]	AnaptysBio, Inc.	175,827
1,680	[1]	Biogen, Inc.	203,414
2,735		Cardinal Health, Inc.	386,428

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
3,840		Cencora, Inc.	$ 1,123,853
3,856	[1]	Centene Corp.	230,782
1,841	[1]	Charles River Laboratories International, Inc.	218,379
28,629	[1]	Community Health Systems, Inc.	78,157
22,826	[1]	Dexcom, Inc.	1,629,320
51,357	[1]	Elanco Animal Health, Inc.	486,864
285		Elevance Health, Inc.	119,865
4,868		Gilead Sciences, Inc.	518,637
1,728		Humana, Inc.	453,151
8,718	[1]	Illumina, Inc.	676,517
11,363	[1]	Incyte Genomics, Inc.	712,006
1,635		Merck & Co., Inc.	139,302
37,945	[1]	Moderna, Inc.	1,082,950
5,672	[1]	Omnicell, Inc.	177,307
841	[1]	Regeneron Pharmaceuticals, Inc.	503,557
724		Teleflex, Inc.	99,224
708	[1]	Vertex Pharmaceuticals, Inc.	360,726
4,663	[1]	Waystar Holding Corp.	173,324
		TOTAL	15,163,871
		Industrials—5.3%
1,571		Allegion PLC	218,683
8,207		Allison Transmission Holdings, Inc.	757,014
12,831		Atmus Filtration Technologies, Inc.	444,851
5,631		Booz Allen Hamilton Holding Corp.	675,833
2,734		C.H. Robinson Worldwide, Inc.	243,928
3,371		Emerson Electric Co.	354,326
1,348		GE Aerospace	271,676
6,234	[1]	GE Vernova, Inc.	2,311,692
410		General Dynamics Corp.	111,569
2,095		Lennox International, Inc.	1,145,441
1,393		Lockheed Martin Corp.	665,506
4,407		Paycom Software, Inc.	997,701
17,484		Pitney Bowes, Inc.	151,761
732		Ryder System, Inc.	100,774
6,476	[1]	SPX Technologies, Inc.	868,755
935		Trane Technologies PLC	358,395
7,350	[1]	United Airlines Holdings, Inc.	505,827
23,802		Veralto Corp.	2,282,612
2,822		Verisk Analytics, Inc.	836,525
1,100		Waste Management, Inc.	256,696
		TOTAL	13,559,565
		Information Technology—14.0%
5,018	[1]	Adobe, Inc.	1,881,650
5,631	[1]	Advanced Micro Devices, Inc.	548,178
21,098		Apple, Inc.	4,483,325
1,111		Applied Materials, Inc.	167,439
8,287	[1]	Arista Networks, Inc.	681,771
545	[1]	Atlassian Corp. PLC	124,429
971		Broadcom, Inc.	186,888
4,701	[1]	Cirrus Logic, Inc.	451,484

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,931	[1]	Commvault Systems, Inc.	$ 489,858
5,732		Dell Technologies, Inc.	525,968
14,042	[1]	DXC Technology Co.	217,932
6,745	[1]	Enphase Energy, Inc.	300,760
30,679	[1]	Fortinet, Inc.	3,183,253
9,970	[1]	GoDaddy, Inc.	1,877,650
11,792		Hewlett Packard Enterprise Co.	191,266
1,351		IBM Corp.	326,699
4,016		Marvell Technology, Inc.	234,414
15,622		Microchip Technology, Inc.	719,862
14,934		Microsoft Corp.	5,902,813
4,462		NetApp, Inc.	400,464
27,671	[1]	Nutanix, Inc.	1,900,998
25,092		NVIDIA Corp.	2,733,021
5,286	[1]	ON Semiconductor Corp.	209,854
5,115	[1]	Palantir Technologies, Inc.	605,821
4,381	[1]	Palo Alto Networks, Inc.	818,940
3,610		Pegasystems, Inc.	332,409
1,875	[1]	Qorvo, Inc.	134,381
20,295		Qualcomm, Inc.	3,012,996
836		Salesforce, Inc.	224,642
105	[1]	ServiceNow, Inc.	100,276
13,647		Skyworks Solutions, Inc.	877,229
2,028		TD SYNNEX Corp.	224,702
19,269		Teradyne, Inc.	1,429,952
7,238		Vishay Intertechnology, Inc.	94,022
15,452		Xerox Holdings Corp.	68,143
1,319	[1]	Zoom Communications, Inc.	102,275
		TOTAL	35,765,764
		Materials—1.6%
5,618		Alcoa Corp.	137,810
3,051	[1]	Axalta Coating Systems Ltd.	99,157
37,721		Celanese Corp.	1,678,962
2,537		CRH PLC	242,081
6,513		FMC Corp.	273,025
4,793	[1]	Knife River Corp.	447,570
17,934		Newmont Corp.	944,763
1,276		Southern Copper Corp.	114,227
766		Steel Dynamics, Inc.	99,358
		TOTAL	4,036,953
		Real Estate—2.9%
6,000		Acadia Realty Trust	114,600
9,200		Agree Realty Corp.	714,012
2,400		American Tower Corp.	540,984
3,500		Camden Property Trust	398,300
9,000		Cousins Properties, Inc.	247,860
2,500		Digital Realty Trust, Inc.	401,350
1,650		EastGroup Properties, Inc.	269,643
620		Equinix, Inc.	533,665
11,100		Essential Properties Realty Trust, Inc.	357,087

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Real Estate—continued
950	Essex Property Trust, Inc.	$ 265,192
1,000	Extra Space Storage, Inc.	146,520
10,200	Kite Realty Group Trust	220,830
2,500	Mid-American Apartment Communities, Inc.	399,125
450	Public Storage	135,194
2,200	Simon Property Group, Inc.	346,236
5,500	Tanger, Inc.	173,305
4,000	Terreno Realty Corp.	225,320
10,000	Ventas, Inc.	700,800
11,000	VICI Properties, Inc.	352,220
6,100	Welltower, Inc.	930,799
	TOTAL	7,473,042
	Utilities—1.2%
3,331	American Electric Power Co., Inc.	360,881
3,221	Dominion Energy, Inc.	175,158
4,209	Duke Energy Corp.	513,582
11,595	Edison International	620,448
11,421	Exelon Corp.	535,645
7,005	Southern Co.	643,689
1,632	WEC Energy Group, Inc.	178,737
	TOTAL	3,028,140
	TOTAL COMMON STOCKS (IDENTIFIED COST $115,463,578)	133,285,163
	U.S. TREASURIES—9.4%
	Treasury Inflation-Indexed Note—0.1%
$ 278,828	U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	283,492
	U.S. Treasury Bond—1.8%
340,000	United States Treasury Bond, 2.250%, 2/15/2052	210,341
125,000	United States Treasury Bond, 3.000%, 8/15/2052	91,448
50,000	United States Treasury Bond, 3.250%, 5/15/2042	41,737
225,000	United States Treasury Bond, 3.375%, 8/15/2042	190,598
350,000	United States Treasury Bond, 4.125%, 8/15/2053	317,305
475,000	United States Treasury Bond, 4.250%, 8/15/2054	440,935
675,000	United States Treasury Bond, 4.500%, 11/15/2054	654,228
2,700,000	United States Treasury Bond, 4.625%, 2/15/2055	2,674,248
	TOTAL	4,620,840
	U.S. Treasury Note—7.5%
500,000	United States Treasury Note, 2.375%, 3/31/2029	476,809
500,000	United States Treasury Note, 2.750%, 5/31/2029	482,779
550,000	United States Treasury Note, 3.125%, 8/31/2029	537,819
3,000,000	United States Treasury Note, 3.750%, 4/30/2027	3,009,026
300,000	United States Treasury Note, 3.875%, 3/31/2027	301,415
1,100,000	United States Treasury Note, 4.000%, 2/28/2030	1,114,424
1,725,000	United States Treasury Note, 4.000%, 3/31/2030	1,746,676
100,000	United States Treasury Note, 4.000%, 7/31/2030	101,150
55,000	United States Treasury Note, 4.000%, 2/15/2034	54,585
450,000	United States Treasury Note, 4.125%, 2/28/2027	453,846
295,000	United States Treasury Note, 4.125%, 7/31/2028	299,608
1,675,000	United States Treasury Note, 4.125%, 10/31/2029	1,704,895
900,000	United States Treasury Note, 4.125%, 2/29/2032	910,685

Shares or Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Note—continued
$ 100,000		United States Treasury Note, 4.125%, 3/31/2032	$ 101,181
200,000		United States Treasury Note, 4.250%, 11/30/2026	201,687
2,085,000	[2]	United States Treasury Note, 4.250%, 11/15/2034	2,101,023
500,000		United States Treasury Note, 4.375%, 12/31/2029	514,317
350,000		United States Treasury Note, 4.375%, 11/30/2030	359,991
75,000		United States Treasury Note, 4.375%, 5/15/2034	76,442
400,000		United States Treasury Note, 4.500%, 12/31/2031	413,636
300,000		United States Treasury Note, 4.625%, 4/30/2031	312,400
3,900,000		United States Treasury Note, 4.625%, 2/15/2035	4,046,846
		TOTAL	19,321,240
		TOTAL U.S. TREASURIES (IDENTIFIED COST $24,292,140)	24,225,572
		CORPORATE BONDS—7.4%
		Basic Industry - Chemicals—0.0%
6,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	6,151
		Basic Industry - Metals & Mining—0.1%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	200,320
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	15,186
		TOTAL	215,506
		Capital Goods - Aerospace & Defense—0.3%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	128,395
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	110,000
250,000		L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	236,575
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	259,541
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	14,517
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.319% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,381
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	49,632
		TOTAL	835,041
		Capital Goods - Building Materials—0.1%
225,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	227,983
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	89,292
		TOTAL	317,275
		Capital Goods - Construction Machinery—0.1%
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	254,609
		Capital Goods - Diversified Manufacturing—0.0%
65,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	62,700
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	56,344
		TOTAL	119,044
		Communications - Cable & Satellite—0.1%
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	272,272
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	86,109
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	12,860
10,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,428
		TOTAL	380,669
		Communications - Media & Entertainment—0.1%
30,000		Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	23,198
200,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	192,618
		TOTAL	215,816
		Communications - Telecom Wireless—0.5%
150,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	148,352

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	$ 342,466
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	298,180
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	167,940
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	236,550
	TOTAL	1,193,488
	Communications - Telecom Wirelines—0.1%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	8,040
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	7,284
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,720
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	136,968
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	84,745
	TOTAL	241,757
	Consumer Cyclical - Automotive—0.2%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	268,774
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	150,051
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	176,742
10,000	Mercedes-Benz Finance NA LLC, Co. Guarantee, 8.500%, 1/18/2031	11,823
	TOTAL	607,390
	Consumer Cyclical - Retailers—0.1%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	166,811
	Consumer Cyclical - Services—0.0%
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	14,028
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	9,254
	TOTAL	23,282
	Consumer Non-Cyclical - Food/Beverage—0.3%
30,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	29,015
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	292,930
300,000	Danone S.A., Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	294,172
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	265,289
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	13,607
	TOTAL	895,013
	Consumer Non-Cyclical - Health Care—0.2%
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	110,446
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	302,026
	TOTAL	412,472
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	405,975
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	12,550
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	8,778
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	13,463
	TOTAL	440,766
	Consumer Non-Cyclical - Tobacco—0.2%
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	472,310
	Energy - Independent—0.2%
50,000	APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	46,816
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	118,530
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,492
15,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	14,718
250,000	Occidental Petroleum Corp., 5.550%, 10/1/2034	233,565

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	$ 121,797
	TOTAL	538,918
	Energy - Integrated—0.2%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	133,382
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	296,445
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	167,095
	TOTAL	596,922
	Energy - Midstream—0.2%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	110,134
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,314
115,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	104,677
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	9,468
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	169,387
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	21,633
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,734
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,301
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	63,973
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,123
10,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,924
	TOTAL	558,668
	Energy - Refining—0.0%
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	11,300
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,050
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,947
	TOTAL	36,297
	Financial Institution - Banking—1.5%
350,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	351,064
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	297,614
15,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	14,988
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	145,012
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	168,404
370,000	Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	371,302
15,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	14,957
75,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	76,793
30,000	Comerica, Inc., 3.800%, 7/22/2026	29,515
215,000	FNB Corp. (PA), 5.722%, 12/11/2030	214,619
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	156,649
15,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	13,012
150,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	157,214
100,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	97,385
100,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	87,864
180,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	180,058
105,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	108,455
15,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	14,979
240,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	247,498
165,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	168,752
10,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	9,146
160,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	161,521
300,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	309,835
250,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	212,984

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 10,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	$ 9,968
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	201,608
10,000	Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	9,925
	TOTAL	3,831,121
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	79,503
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	69,549
	TOTAL	149,052
	Financial Institution - Finance Companies—0.1%
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	226,732
	Financial Institution - Insurance - Health—0.2%
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	253,146
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.150%, 7/15/2034	250,890
	TOTAL	504,036
	Financial Institution - Insurance - Life—0.2%
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	301,395
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	14,859
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,047
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	41,447
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	17,108
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	53,559
	TOTAL	441,415
	Financial Institution - Insurance - P&C—0.0%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	8,293
	Financial Institution - REIT - Apartment—0.1%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	55,229
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	162,492
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	68,661
	TOTAL	286,382
	Financial Institution - REIT - Healthcare—0.1%
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	180,302
	Financial Institution - REIT - Office—0.1%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	69,081
200,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2035	198,066
	TOTAL	267,147
	Financial Institution - REIT - Other—0.0%
70,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	68,929
	Technology—0.6%
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	8,297
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	51,056
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	209,316
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	17,718
171,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	173,025
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	104,880
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,657
75,000	Micron Technology, Inc., Sr. Unsecd. Note, 6.050%, 11/1/2035	76,078
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,651
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,144
200,000	Oracle Corp., Sr. Unsecd. Note, 6.125%, 8/3/2065	195,311
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	533,395

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	$ 153,198
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	69,464
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	14,280
	TOTAL	1,622,470
	Transportation - Railroads—0.1%
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	221,883
	Transportation - Services—0.1%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	14,854
20,000	FedEx Corp., Sr. Unsecd. Note, 144A, 3.900%, 2/1/2035	17,564
210,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	215,224
	TOTAL	247,642
	Utility - Electric—0.9%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	127,076
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	86,211
70,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	69,051
300,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	299,446
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	112,940
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	168,222
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	197,841
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	108,429
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	29,292
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.900%, 3/15/2055	195,105
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	246,547
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	172,729
250,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	233,923
103,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	89,349
170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	172,801
	TOTAL	2,308,962
	Utility - Other—0.1%
125,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	128,927
	TOTAL CORPORATE BONDS (IDENTIFIED COST $19,917,987)	19,021,498
	ASSET-BACKED SECURITIES—2.8%
	Auto Receivables—1.3%
285,000	BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	284,359
300,000	Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	302,993
300,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	311,078
300,000	General Motors 2024-2A, Class B, 5.350%, 3/15/2031	302,974
250,000	Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	252,329
150,000	M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	152,120
100,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	100,411
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	301,228
250,000	Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	256,454
261,163	Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	262,533
225,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	232,134
250,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	251,024
250,000	Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	255,435
	TOTAL	3,265,072
	Credit Card—0.3%
345,000	First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	347,293

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	$ 380,763
		TOTAL	728,056
		Equipment Lease—1.0%
200,000		Dell Equipment Finance Trust 2023-2, Class C, 6.060%, 1/22/2029	201,278
185,000		Dell Equipment Finance Trust 2025-1, Class A3, 4.610%, 2/24/2031	185,319
300,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	307,578
300,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	311,558
200,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	203,487
280,000		Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	282,947
400,000		HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	409,015
300,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	306,674
300,000		MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	309,329
		TOTAL	2,517,185
		Other—0.2%
225,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	228,298
300,000		PFS Financing Corp. 2024-F, Class A, 4.750%, 8/15/2029	300,605
		TOTAL	528,903
		Student Loans—0.0%
136,885		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	124,436
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,091,890)	7,163,652
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
		Commercial Mortgage—0.3%
150,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	156,112
250,000		Barclays Commercial Mortgage S 2024-5C27, Class A2, 5.550%, 7/15/2057	257,425
225,000	[3]	ORL TRUST 2024-GLKS, Class A, 5.814% (CME Term SOFR 1 Month +1.492%), 12/15/2039	223,592
		TOTAL	637,129
		Federal Home Loan Mortgage Corporation—1.3%
1,151		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,191
252,866	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 5.353% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	252,049
309,379	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 5.453% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	309,241
193,915	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.553% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	193,850
174,719	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.553% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	174,588
386,368	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 5.503% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	385,992
189,705	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 5.553% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	189,853
191,578	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 5.353% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	189,661
390,326	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 5.503% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	389,516
780,416	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 5.403% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	778,720
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K-161, Class A2, 4.900%, 10/25/2033	256,362
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	206,053
		TOTAL	3,327,076
		Federal National Mortgage Association—0.3%
100		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	100
364,496	[3]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 5.553% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	364,842
391,071	[3]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 5.453% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	390,556
		TOTAL	755,498
		Financial Institution - REIT - Other—0.1%
225,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	229,558

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—0.1%
$ 4		Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 8.830%, 3/25/2031	$ 4
347,950		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	306,168
		TOTAL	306,172
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,246,687)	5,255,433
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
		Commercial Mortgage—0.3%
200,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	210,188
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	201,066
250,000	[3]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.914% (CME Term SOFR 1 Month +1.593%), 11/15/2039	248,826
		TOTAL	660,080
		Federal Home Loan Mortgage Corporation—0.2%
216,943		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	205,071
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	342,096
		TOTAL	547,167
		Financial Institution - Banking—0.1%
300,000		Bank 2024-BNK48, Class A4, 4.775%, 8/15/2034	292,049
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,542,866)	1,499,296
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
17,165		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	16,453
		Federal National Mortgage Association—0.1%
4,179		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	4,324
415		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	427
17,524		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	16,918
31,122		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	29,142
21,996		Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	21,796
10,788		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	9,790
13,339		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	12,112
4,032		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	3,964
12,588		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	11,940
7,063		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	6,256
9,236		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	8,457
11,364		Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	10,412
8,585		Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	7,538
5,924		Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	5,416
18,405		Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	16,377
8,288		Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	7,594
12,149		Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	12,315
15,030		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	14,880
18,511		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	16,777
14,608		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	14,072
		TOTAL	230,507
		Government National Mortgage Association—0.0%
10,437		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	9,777
6,686		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	6,434
		TOTAL	16,211
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $285,346)	263,171

Shares or Principal Amount		Value
	MUNICIPAL BOND—0.0%
$ 30,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $32,131)	$ 30,691
	EXCHANGE-TRADED FUNDS—10.4%
70,200	iShares Core MSCI Emerging Markets ETF	3,802,734
269,500	iShares MSCI EAFE ETF	22,840,125
	Total Exchange-Traded Funds (IDENTIFIED COST $23,926,617)	26,642,859
	INVESTMENT COMPANIES—15.2%
15,345	Bank Loan Core Fund	130,888
332,027	Emerging Markets Core Fund	2,842,151
8,439,569	Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[4]	8,439,569
481,747	High Yield Bond Core Fund	2,688,146
2,257,095	Mortgage Core Fund	18,801,602
693,546	Project and Trade Finance Core Fund	6,144,817
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $39,946,140)	39,047,173
	TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $237,745,382)	256,434,508
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	112,727
	NET ASSETS—100%	$256,547,235
At April 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Long Bond Long Futures	1	$116,625	June 2025	$594
United States Treasury Notes 2-Year Long Futures	42	$8,742,234	June 2025	$33,939
United States Treasury Notes 5-Year Long Futures	65	$7,097,695	June 2025	$70,155
United States Treasury Notes 10-Year Long Futures	10	$1,122,188	June 2025	$14,976
United States Treasury Notes 10-Year Ultra Long Futures	23	$2,638,891	June 2025	$29,952
United States Treasury Ultra Bond Long Futures	12	$1,452,375	June 2025	$32,878
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$182,494
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Affiliates	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2025	Shares Held as of 4/30/2025	Dividend Income
Bank Loan Core Fund	$1,736,624	$2,186,531	$(3,741,000)	$8,360	$(59,627)	$130,888	15,345	$111,531
Emerging Markets Core Fund	$4,261,538	$2,032,072	$(3,501,400)	$(225,132)	$275,073	$2,842,151	332,027	$147,072
Federated Hermes Government Obligations Fund, Premier Shares*	$4,577,775	$128,399,715	$(124,537,921)	$—	$—	$8,439,569	8,439,569	$317,925
High Yield Bond Core Fund	$2,108,468	$2,362,636	$(1,810,000)	$53,968	$(26,926)	$2,688,146	481,747	$107,522
Mortgage Core Fund	$22,210,294	$4,356,984	$(7,664,400)	$934,956	$(1,036,232)	$18,801,602	2,257,095	$757,184
Project and Trade Finance Core Fund	$4,822,111	$1,312,147	$—	$10,559	$—	$6,144,817	693,546	$302,147
TOTAL OF AFFILIATED TRANSACTIONS	$39,716,810	$140,650,085	$(141,254,721)	$782,711	$(847,712)	$39,047,173	12,219,329	$1,743,381

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$127,909,193	$—	$—	$127,909,193
International	5,375,970	—	—	5,375,970
Debt Securities:
U.S. Treasuries	—	24,225,572	—	24,225,572
Corporate Bonds	—	19,021,498	—	19,021,498
Asset-Backed Securities	—	7,163,652	—	7,163,652
Collateralized Mortgage Obligations	—	5,255,433	—	5,255,433
Commercial Mortgage-Backed Securities	—	1,499,296	—	1,499,296
Mortgage-Backed Securities	—	263,171	—	263,171
Municipal Bonds	—	30,691	—	30,691
Exchange-Traded Funds	26,642,859	—	—	26,642,859
Investment Companies	32,902,356	—	—	32,902,356
Other Investments[1]	—	—	—	6,144,817
TOTAL SECURITIES	$192,830,378	$57,459,313	$—	$256,434,508
Other Financial Instruments:[2]
Assets	$182,494	$—	$—	$182,494

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $6,144,817 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate